Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(3)	Net Loss ($)
2025	7,472,921	6,739,685	339,000	248,480	55.01	31,901,865
2024	14,663,975	8,133,828	538,238	179,152	82.31	44,413,222
2023	3,400,200	3,400,200	1,711,915	3,193,184	406.76	41,990,016

Named Executive Officers, Footnote [Text Block]
(1)	For each fiscal year, represents amount reported for our principal executive officer (“PEO”) and average amount reported for our non-PEO NEOs, in each case in the Total column of the Summary Compensation Table. For all years, our PEO was the Company’s Chairman and Chief Executive Officer, Marc Fogassa. Our non-PEO NEOs for each of these fiscal years were as follows: 2025 – Tiago Miranda and Igor Tkachenko; 2024 - Tiago Miranda, Gustavo Aguiar, Igor Tkachenko and Brian Talbot; and 2023 - Gustavo Aguiar, Igor Tkachenko and Brian Bernier.

Summary Compensation Table Total	[1]	$ 7,472,921	$ 14,663,975	$ 3,400,200
Compensation Actually Paid to the PEO	[2]	$ 6,739,685	8,133,828	3,400,200
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation Actually Paid to PEO	2025	2024	2023
Summary Compensation Table Total	$7,472,921	$14,663,975	$3,400,200
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$4,221,588	$13,099,178	$2,741,196
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$0	$0	$0
Plus, fair value as of vesting date of equity awards granted and vested in the year	$3,488,352	$6,569,031	$2,741,196
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$0	$0	$0
Plus (less), change in fair value from fiscal year end until the vesting date of equity awards granted in prior years that vested in the year	$0	$0	$0
Less, the year-end fair value of equity awards granted in prior years that failed to meet the vesting conditions in the year	$0	$0	$0
Plus, the dollar value of dividends or other earnings on awards during the year	$0	$0	$0
Compensation Actually Paid to the PEO	$6,739,685	$8,133,828	$3,400,200

Summary Compensation Table Total	[1]	$ 339,000	538,238	1,711,915
Compensation Actually Paid to the Non-PEO NEOs	[2]	$ 248,480	179,152	3,193,184
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average Compensation Actually Paid to Non-PEO NEOs	2025	2024	2023
Summary Compensation Table Total	$339,000	$538,238	$1,711,915
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$0	$270,676	$1,466,386
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$0	$63,300	$1,389,205
Plus, fair value as of vesting date of equity awards granted and vested in the year	$0	$380,875	$995,697
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(84,720)	$(98,061)	$516,063
Plus (less), change in fair value from fiscal year end until the vesting date of equity awards granted in prior years that vested in the year	$(5,800)	$(102,104)	$46,690
Less, the year-end fair value of equity awards granted in prior years that failed to meet the vesting conditions in the year	$0	$332,420	$0
Plus, the dollar value of dividends or other earnings on awards during the year	$0	$0	$0
Compensation Actually Paid to the Non-PEO NEOs	$248,480	$179,152	$3,193,184

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative Total Shareholder Return

The graph below compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with our cumulative total stockholder return for the fiscal years ended December 31, 2025, 2024 and 2023. Total stockholder return amounts reported in the graph assume an initial fixed investment of $100 on December 31, 2022.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Loss

The graph below compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with our net loss for the fiscal years ended December 31, 2025, 2024 and 2023.

Total Shareholder Return Amount	[3]	$ 55.01	82.31	406.76
Net Income (Loss) Attributable to Parent		$ 31,901,865	$ 44,413,222	$ 41,990,016
PEO Name		Marc Fogassa	Marc Fogassa	Marc Fogassa
PEO [Member] | Value Of Stock Awards And Option Awards Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 4,221,588	$ 13,099,178	$ 2,741,196
PEO [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,488,352	6,569,031	2,741,196
PEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Change in Fair Value from Fiscal Year End Until the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | The Year-End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet the Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | The Dollar Value of Dividends or Other Earnings on Awards During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Value Of Stock Awards And Option Awards Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	270,676	1,466,386
Non-PEO NEO [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	63,300	1,389,205
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	380,875	995,697
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(84,720)	(98,061)	516,063
Non-PEO NEO [Member] | Change in Fair Value from Fiscal Year End Until the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,800)	(102,104)	46,690
Non-PEO NEO [Member] | The Year-End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet the Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	332,420	0
Non-PEO NEO [Member] | The Dollar Value of Dividends or Other Earnings on Awards During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0

[1]	For each fiscal year, represents amount reported for our principal executive officer (“PEO”) and average amount reported for our non-PEO NEOs, in each case in the Total column of the Summary Compensation Table. For all years, our PEO was the Company’s Chairman and Chief Executive Officer, Marc Fogassa. Our non-PEO NEOs for each of these fiscal years were as follows: 2025 – Tiago Miranda and Igor Tkachenko; 2024 - Tiago Miranda, Gustavo Aguiar, Igor Tkachenko and Brian Talbot; and 2023 - Gustavo Aguiar, Igor Tkachenko and Brian Bernier.
[2]	Amounts represent Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our non-PEO NEOs for the relevant fiscal year. To calculate the Compensation Actually Paid, the following adjustments were made to the amounts reported in the Total column of the Summary Compensation Table for the applicable fiscal year, as shown in the tables below.
[3]	Total shareholder return (“TSR”) is based on a hypothetical $100 investment on December 31, 2022. The TSR amount shown for 2023 represents the value of that $100 investment on December 31, 2023, and TSR is then calculated, on a cumulative basis, as of December 31, 2024 and December 31, 2025.